Fair Value Measurements - Investments at Fair Value (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 1,258,588,095	$ 1,118,693,461
Redemption Notice Period (in months)	12 months	12 months
Total
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 1,221,218,680	$ 1,076,324,645
Total | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	938,942,865	818,292,564
Total | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	282,275,815	258,032,081
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	1,221,218,680	1,076,324,645
Level 1 | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	938,942,865	818,292,564
Level 1 | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	282,275,815	258,032,081
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 2 | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 2 | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 3 | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 3 | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Investments measured at net asset value | Common Collective Trust
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 37,369,415	$ 42,368,816